INTANGIBLE ASSETS OTHER THAN GOODWILL (Details) - Schedule of intangible assets - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
INTANGIBLE ASSETS OTHER THAN GOODWILL (Details) - Schedule of intangible assets [Line Items]
Classes of intangible assets, net		$ 1,018,892	$ 1,046,559
Classes of intangible assets, gross		1,384,945	1,470,951
Airport slots [Member]
INTANGIBLE ASSETS OTHER THAN GOODWILL (Details) - Schedule of intangible assets [Line Items]
Classes of intangible assets, net		587,214	627,742
Classes of intangible assets, gross		587,214	627,742
Loyalty program [Member]
INTANGIBLE ASSETS OTHER THAN GOODWILL (Details) - Schedule of intangible assets [Line Items]
Classes of intangible assets, net		190,542	204,615
Classes of intangible assets, gross		190,542	204,615
Computer software [Member]
INTANGIBLE ASSETS OTHER THAN GOODWILL (Details) - Schedule of intangible assets [Line Items]
Classes of intangible assets, net		136,135	139,113
Classes of intangible assets, gross		463,478	528,097
Developing software [Member]
INTANGIBLE ASSETS OTHER THAN GOODWILL (Details) - Schedule of intangible assets [Line Items]
Classes of intangible assets, net		104,874	68,521
Classes of intangible assets, gross		105,673	69,379
Trademarks [Member]
INTANGIBLE ASSETS OTHER THAN GOODWILL (Details) - Schedule of intangible assets [Line Items]
Classes of intangible assets, net	[1]		6,340
Classes of intangible assets, gross	[1]	36,723	39,803
Other assets [Member]
INTANGIBLE ASSETS OTHER THAN GOODWILL (Details) - Schedule of intangible assets [Line Items]
Classes of intangible assets, net		127	228
Classes of intangible assets, gross		$ 1,315	$ 1,315

[1]	In 2016, the Company resolved to adopt a unique name and identity, and announced that the group’s brand will be LATAM, which united all the companies under a single image.